UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Plainfield Asset Management LLC

Address:   55 Railroad Avenue
           Greenwich, Connecticut 06830


13F File Number: 28-11712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Fritsch
Title:  General Counsel
Phone:  (203) 302-1715


Signature, Place and Date of Signing:


 /s/ Thomas Fritsch      Greenwich, Connecticut       August 14, 2006
---------------------    ----------------------       ------------------
     [Signature]             [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total: $142,801
                                        (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13-F File Number               Name
---         ---------------------       -------------------------

 1          28-11713                    Plainfield Special Situations Master
                                             Fund Limited

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6       COL 7        COLUMN 8

                                                            VALUE   SHRS OR    SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT    PRN CALL  DISCRETION      MGRS  SOLE  SHARED     NONE
--------------                --------------    -----      ----------------    --- ----  ----------      ----  ----  ------     ----
ABRAXAS PETE CO               COM               003830106   2,160      500,000 SH        SHARED-DEFINED  1              500,000
ACE CASH EXPRESS INC          COM               004403101  12,317      420,822 SH        SHARED-DEFINED  1              420,822
AMERICREDIT CORP              COM               03060R101   5,584      200,000 SH  PUT   SHARED-DEFINED  1              200,000
ANNALY MTG MGMT INC           COM               035710409   3,843      300,000 SH  PUT   SHARED-DEFINED  1              300,000
BEAZER HOMES USA INC          COM               07556Q105   1,147       25,000 SH  PUT   SHARED-DEFINED  1               25,000
BEAZER HOMES USA INC          COM               07556Q105   1,147       25,000 SH  PUT   SHARED-DEFINED  1               25,000
CENTEX CORP                   COM               152312104   1,258       25,000 SH  PUT   SHARED-DEFINED  1               25,000
CENTEX CORP                   COM               152312104   1,258       25,000 SH  PUT   SHARED-DEFINED  1               25,000
COMCAST CORP NEW              CL A              20030N101     819       25,000 SH        SHARED-DEFINED  1               25,000
COMMERCE BANCORP INC NJ       COM               200519106   7,134      200,000 SH  PUT   SHARED-DEFINED  1              200,000
CONGOLEUM CORP NEW            CL A              207195108     211      100,000 SH        SHARED-DEFINED  1              100,000
COVANTA HLDG CORP             COM               22282E102     177       10,000 SH        SHARED-DEFINED  1               10,000
DELUXE CORP                   COM               248019101   1,748      100,000 SH        SHARED-DEFINED  1              100,000
D R HORTON INC                COM               23331A109     596       25,000 SH  PUT   SHARED-DEFINED  1               25,000
D R HORTON INC                COM               23331A109     596       25,000 SH  PUT   SHARED-DEFINED  1               25,000
GRACE W R & CO DEL NEW        COM               38388F108   1,170      100,000 SH        SHARED-DEFINED  1              100,000
GRACE W R & CO DEL NEW        COM               38388F108     117       10,000 SH  CALL  SHARED-DEFINED  1               10,000
GRACE W R & CO DEL NEW        COM               38388F108   3,337      285,200 SH  CALL  SHARED-DEFINED  1              285,200
GTECH HLDGS CORP              COM               400518106   1,739       50,000 SH        SHARED-DEFINED  1               50,000
HOVNANIAN ENTERPRISES INC     CL A              442487203     752       25,000 SH  PUT   SHARED-DEFINED  1               25,000
HOVNANIAN ENTERPRISES INC     CL A              442487203     752       25,000 SH  PUT   SHARED-DEFINED  1               25,000
KB HOME                       COM               48666K109   1,146       25,000 SH  PUT   SHARED-DEFINED  1               25,000
KERR MCGEE CORP               COM               492386107   6,935      100,000 SH        SHARED-DEFINED  1              100,000
LENNAR CORP                   CL A              526057104   1,109       25,000 SH  PUT   SHARED-DEFINED  1               25,000
LENNAR CORP                   CL A              526057104   1,109       25,000 SH  PUT   SHARED-DEFINED  1               25,000
LONE STAR TECHNOLOGIES INC    COM               542312103  19,890      368,200 SH        SHARED-DEFINED  1              368,200
LUCENT TECHNOLOGIES INC       SDCV 8.000% 8/0   549463AK3   1,630    4,000,000 PRN       SHARED-DEFINED  1              673,401
MAGNA ENTMT CORP              NOTE 7.250% 12/1  559211AC1   8,107   13,100,000 PRN       SHARED-DEFINED  1            1,541,177
NEW CENTURY FINANCIAL CORP M  COM               6435EV108   4,575      100,000 SH  PUT   SHARED-DEFINED  1              100,000
NORTEL NETWORKS CORP NEW      NOTE 4.250% 9/0   656568AB8   1,680    7,500,000 PRN       SHARED-DEFINED  1              750,000
PEACE ARCH ENTMT GROUP INC    COM               704586304     136      100,000 SH        SHARED-DEFINED  1              100,000
PIONEER DRILLING CO           COM               723655106   5,104      330,600 SH        SHARED-DEFINED  1              330,600
PULTE HOMES INC               COM               745867101     720       25,000 SH  PUT   SHARED-DEFINED  1               25,000
PULTE HOMES INC               COM               745867101     720       25,000 SH  PUT   SHARED-DEFINED  1               25,000
REWARDS NETWORK INC           SDCV 3.250% 10/1  761557AA5  10,276   22,502,000 PRN       SHARED-DEFINED  1            1,257,797
RIVIERA HLDGS CORP            COM               769627100  22,220    1,100,000 SH        SHARED-DEFINED  1            1,100,000
RUSS BERRIE & CO              COM               782233100     243       19,800 SH        SHARED-DEFINED  1           19,800,000
RYLAND GROUP INC              COM               783764103   1,089       25,000 SH  PUT   SHARED-DEFINED  1               25,000
RYLAND GROUP INC              COM               783764103   1,089       25,000 SH  PUT   SHARED-DEFINED  1               25,000
SPACEHAB INC                  COM               846243103     177      150,000 SH        SHARED-DEFINED  1              150,000
SPACEHAB INC                  NOTE 8.000% 10/1  846243AC7     562    6,484,000 PRN       SHARED-DEFINED  1              475,890
TOLL BROTHERS INC             COM               889478103     639       25,000 SH  PUT   SHARED-DEFINED  1               25,000
TOLL BROTHERS INC             COM               889478103     639       25,000 SH  PUT   SHARED-DEFINED  1               25,000
TOPPS INC                     COM               890786106   1,571      191,138 SH        SHARED-DEFINED  1              191,138
U S G CORP                    COM NEW           903293405   2,824       50,000 SH        SHARED-DEFINED  1               50,000
U S G CORP                    COM NEW           903293405     565       10,000 SH  CALL  SHARED-DEFINED  1               10,000
WOLVERINE TUBE INC            COM               978093102     184       50,000 SH        SHARED-DEFINED  1               50,000

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